Summary of Fair Values of Assets Acquired and Liabilities Assumed (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 27, 2014	Dec. 31, 2013	Dec. 31, 2012	Oct. 31, 2011 Morton Manufacturing Company
Business Acquisition [Line Items]
Accounts receivable				$ 5,995
Inventory				4,878
Other current assets				457
Property, plant and equipment				11,603
Intangible assets				15,810
Goodwill	34,198	34,198	34,198	355
Other long-term assets				185
Total assets				39,283
Current liabilities				4,055
Long-term pension liability				1,228
Total liabilities				5,283
Total consideration transferred				$ 34,000